Related Party Transactions and Balances	12 Months Ended
Mar. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions and Balances

20 RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group:

Name of related parties	Relationship with the Group
iSNOB	An investee of the Group
JM Weshop (Cayman) Inc.	An investee of the Group
Tencent Group*	Shareholder of the Group
Chen Qi	Founder of the Group
Wei Yibo	Founder of the Group
Yue Xuqiang	Founder of the Group

(a)

iSNOB ceased to be the related party to the Group since May 2018 as the Company cannot exercise significant influence over iSNOB due to the further dilution of the Company’s equity interests in iSNOB resulting from its recent financing.

(b)	Tencent Holdings Limited together with its subsidiaries are referred to as Tencent Group.

The Group had the following transactions with the major related parties:

	For the year ended March 31,
	2017	2018	2019
	RMB	RMB	RMB
Revenues:
Technology services to iSNOB	—	600	—
Marketing services to Tencent	—	—	1,081
Technology services to JM Weshop	—	6,773	16,168
Total	—	7,373	17,249
Other income:
Equipment sales to JM Weshop	—	—	476

Cost of revenue:
Cloud technology services from Tencent Group	4,749	27,796	51,940
Payment processing fees to Tencent Group	23,865	24,018	17,393

Total	28,614	51,814	69,333

In June 2018, Mr. Qi Chen, one of the Company’s co-founders, exercised 87,990,491 stock options with exercise price of US$0.01 each. In connection with the exercise of the stock option, the Company extended to Mr. Chen a loan with principal amount of RMB6,840 including exercise amount of RMB5,533 and related tax of RMB1,307. The loan is unsecured and interest free, and RMB6,236 and RMB604 have been repaid in September and October 2018, respectively.

On July 18, 2018, pursuant to a share purchase agreement, the Company issued 157,047,506 convertible redeemable Series C-3 preferred shares at a price of US$1.0188 per share for certain strategic business resources in accordance with a business cooperation agreement with Tencent Group, which were recognized as intangible assets with total fair value of RMB1,070,624. The Company estimated the fair value of the intangible assets with a combination of income approach and market approach. Under income approach, the key assumptions include expected revenue attributable to assets, discount rate and the remaining useful life. Under market approach, the key assumptions include market price of the license, discount rate and the remaining useful life. The Company made estimates and judgments in determining the fair value of the intangible assets with assistance from an independent valuation firm.

The Group had the following balances with the major related parties:

	As of March 31,
	2018	2019
	RMB	RMB
Due from JM Weshop	7,179	1,624
Due from Tencent Group	—	165

Total	7,179	1,789

Due to Tencent Group	(17,761)	(9,393)
Due to Chenqi	(588)	—
Due to Wei Yibo	(235)	—
Due to Yue Xuqiang	(177)	—
Due to iSNOB	(1,190)	—
Due to JM Weshop	(152)	—

Total	(20,103)	(9,393)

All balances with the related parties as of March 31, 2018 and 2019 were unsecured, interest free and had no fixed terms for repayment.